Commitment and Contingencies (Details) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 06, 2025 lawsuit	Mar. 19, 2025 complaint item	Jun. 30, 2025	Dec. 31, 2024 USD ($)
Commitment and Contingencies
Number of demands | item		13
Number of draft complaints | complaint		3
Number of lawsuits | lawsuit	2
Loss contingencies | $				$ 0
Founders' royalty percentage			1.00%	1.00%
Number of years after first commercial sale for founders' royalty obligations			15 years	15 years